SIGNIFICANT ACCOUNTING ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates And Assumptions Used In Preparation Of Financial Statement [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS [Text Block]
NOTE 4 -	SIGNIFICANT ACCOUNTING ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In process of applying the significant accounting policies, the Group has made the following which have the most significant effect on amounts recognized in financial statements:

A.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the consolidated financial statements concerning uncertainties at the reported date and the critical estimates computed by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Impairment of inventory:

Inventory impairment exists when the cost exceeds the net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Management estimates net realizable values of inventories, considering the most reliable evidence available at each reported date. The future realization of these inventories may be affected by competition, demands or other market-driven changes that may reduce future selling prices or affect customer demand for the products. See Note 7 below.

-	Determining the fair value of unquoted financial assets:

Fair value of unquoted financial assets in level 3 of the fair value hierarchy is determined by using acceptable valuation techniques, applicable for items with similar terms and risk characteristics. The inputs into the measurement model are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. Estimated fair values may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date. See Note 8 below.

-	Impairment of goodwill and other intangible assets:

The Group reviews goodwill and other intangible assets with indefinite useful lives for impairment at the CGU level, at least once a year at Dember 31, or more often whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. With respect to intangible assets with finite useful lives, the Group assesses, at each reporting date, whether there is an indication that an asset may be impaired.

Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a DCF model which is based on the projected future cash flows from the continuing use of the asset are the related CGU. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognized by the Group. See Note 10 below.

-	Legal claims:

In estimating the likelihood of legal claims filed against the Group entities, the Group management relies on the opinion of its legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims may be determined in courts, the results could differ from these estimates. See Note 17 below.

-	Tax provision:

The Company has transactions for which the tax results are uncertain. The Company recognizes liabilities for the tax outcomes of these transactions based on the management's estimates, which rely on its professional advisors, regarding the timing and amount of tax liability arising from these transactions. When the tax results of these transactions differ from management's estimates, the tax expenses will change at the time the final assessment is determined.